Share-based compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payment arrangements
Unrecognized stock-based compensation expense relating to stock options	$ 18.3	$ 69.1
Stock options
Share-based payment arrangements
Weighted-average amortization period	2 years 3 months 21 days	1 year 4 months 6 days
Performance stock units
Share-based payment arrangements
Weighted-average amortization period	2 years 2 months 4 days
Unrecognized stock-based compensation expense	$ 5.3
Unvested units (in shares)	2,024,121	0
RSUs
Share-based payment arrangements
Weighted-average amortization period	1 year 9 months 29 days	2 years 1 month 28 days
Unrecognized stock-based compensation expense	$ 17.9	$ 23.9
2018 Long Term Incentive Plan | RSUs
Share-based payment arrangements
Unvested units (in shares)	6,145,959	4,284,439	2,871,779
2018 Long Term Incentive Plan | SVS
Share-based payment arrangements
Percent of shares reserved for future issuance	10.00%